Schedule of Exploration & Evaluation Asset (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Oil and gas properties, beginning balance	$ 1,420,613	$ 2,224,473
Oil and gas properties, ending balance	1,056,767	1,420,613
Exploration and evaluation assets [member] | Unproven properties bulgaria [member]
IfrsStatementLineItems [Line Items]
Oil and gas properties, beginning balance	3,116,146	3,122,443
Foreign currency translation change	2,959	(6,297)
Oil and gas properties, ending balance	$ 3,119,105	$ 3,116,146